Note 1 - Organization, Business and Financial Condition	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.

Organization, Business and Financial Condition
Nature of business
Neuralstem, Inc. and its subsidiary are referred to as “Neuralstem,” the “Company,” “us,” or “we” throughout this report. The operations of our wholly-owned and controlled subsidiary located in the People’s Republic of China are consolidated in our unaudited condensed consolidated financial statements and all intercompany activity has been eliminated. The Company operates in one
business segment.

Neuralstem is a clinical stage biopharmaceutical company that is utilizing its proprietary human neural stem cell technology to create a comprehensive platform of therapies for the treatment of central nervous system diseases. The Company has utilized this technology as a tool for small-molecule drug discovery and to create cell therapy biotherapeutics to treat central nervous system diseases. The Company was founded in
1997
and currently has laboratory and office space in Germantown, Maryland and laboratory facilities in the People’s Republic of China. Our operations to date have primarily focused on developing business strategies, raising capital, research and development activities, and conducting pre-clinical testing and human clinical trials of our product candidates.

Liquidity and Going Concern
The Company has incurred losses since its inception and has
not
demonstrated an ability to generate significant revenues from the sales of its therapies or services and have not
yet achieved profitable operations. There can be
no
assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and pre-clinical testing, and commercialization of our products will require significant additional financing. These factors create substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the consolidated financial statements are issued. The consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.
Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment the Company performed a comprehensive analysis of its current circumstances including: its financial position at
March 31, 2019,
its cash flow and cash usage forecasts for the period covering one
-year from the issuance date of this Quarterly Report and its current capital structure including outstanding warrants and other equity-based instruments and its obligations and debts.

We expect that our existing cash and cash equivalents will be sufficient to enable us to fund our anticipated level of operations based on our current operating plans into the third
quarter of
2019.
Accordingly, we will require additional capital to further develop our product candidates, conduct our pre-clinical and clinical development programs and to fund our operations. We anticipate raising additional capital through the private and public sales of our equity or debt securities, collaborative arrangements, licensing agreements or a combination thereof. Although management believes that such capital sources will be available, there can be no
assurance that any such collaborative or licensing arrangements will be entered into or that financing will be available to us when needed in order to allow us to continue our operations, or if available, on terms acceptable to us. If we do not
raise sufficient capital in a timely manner, among other things, we may
be forced to delay, scale back or eliminate some or all of our research and product development programs, planned clinical trials, and/or our capital expenditures or to license our potential products or technologies to third
parties on unfavorable terms. We currently do
not
have any commitments for future funding from any source.

We have spent and will continue to spend substantial funds in the research, development, pre-clinical and clinical testing of our small molecule and stem cell product candidates with the goal of ultimately obtaining approval from the United States Food and Drug Administration (the “FDA”) and its international equivalents regulatory agencies, to market and sell our products. We have also begun spending funds on the evaluation and new assets and technologies with the goal of acquisition and development.
No
assurance can be given that (i) the FDA or any other regulatory agency will grant approval for us to market and sell our product candidates, (ii) if regulatory approval is granted, that we will ever be able to sell our proposed products or be profitable, or (iii) that we will be able to identify and acquire and/or in-license promising new assets or technologies.

Note
1.

Organization and Business and Financial Condition

Nature of business
Neuralstem, Inc. and its subsidiary are referred to as “Neuralstem,” the “Company,” “us,” or “we” throughout this report. The operations of our wholly-owned and controlled subsidiary located in the People’s Republic of China are consolidated in our condensed consolidated financial statements and all intercompany activity has been eliminated. The Company operates in one
business segment.

Neuralstem is a clinical stage biopharmaceutical company that is utilizing its proprietary human neural stem cell technology to create a comprehensive platform of therapies for the treatment of central nervous system diseases. The Company has utilized this technology as a tool for small-molecule drug discovery and to create cell therapy biotherapeutics to treat central nervous system diseases. The Company was founded in
1997
and currently has laboratory and office space in Germantown, Maryland and laboratory facilities in the People’s Republic of China. Our operations to date have primarily focused on developing business strategies, raising capital, research and development activities, and conducting pre-clinical testing and human clinical trials of our product candidates.

Liquidity and Going Concern
The Company has incurred losses since its inception and has
not
demonstrated an ability to generate significant revenues from the sales of its therapies or services and have not
yet achieved profitable operations. There can be
no
assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and pre-clinical testing, and commercialization of our products will require significant additional financing. These factors create substantial doubt about the Company’s ability to continue as a going concern within one
year after the date that the consolidated financial statements are issued. The consolidated financial statements do not
include any adjustments that might be necessary if the Company is unable to continue as a going concern.
Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment the Company performed a comprehensive analysis of its current circumstances including: its financial position at
December 31, 2018,
its cash flow and cash usage forecasts for the period covering one
-year from the issuance date of this Annual Report and its current capital structure including outstanding warrants and other equity-based instruments and its obligations and debts.

We expect that our existing cash and cash equivalents will be sufficient to enable us to fund our anticipated level of operations based on our current operating plans into the third
quarter of
2019.
Accordingly, we will require additional capital to further develop our product candidates, conduct our pre-clinical and clinical development programs and to fund our operations. We anticipate raising additional capital through the private and public sales of our equity or debt securities, collaborative arrangements, licensing agreements or a combination thereof. Although management believes that such capital sources will be available, there can be no
assurance that any such collaborative or licensing arrangements will be entered into or that financing will be available to us when needed in order to allow us to continue our operations, or if available, on terms acceptable to us. If we do not
raise sufficient capital in a timely manner, among other things, we may
be forced to delay, scale back or eliminate some or all of our research and product development programs, planned clinical trials, and/or our capital expenditures or to license our potential products or technologies to third
parties on unfavorable terms. We currently do
not
have any commitments for future funding from any source.

We have spent and will continue to spend substantial funds in the research, development, pre-clinical and clinical testing of our small molecule and stem cell product candidates with the goal of ultimately obtaining approval from the United States Food and Drug Administration (the “FDA”) and its international equivalents regulatory agencies, to market and sell our products. We have also begun spending funds on the evaluation and new assets and technologies with the goal of acquisition and development.
No
assurance can be given that (i) the FDA or any other regulatory agency will grant approval for us to market and sell our product candidates, (ii) if regulatory approval is granted, that we will ever be able to sell our proposed products or be profitable, or (iii) that we will be able to identify and acquire and/or in-license promising new assets or technologies.